Primary and secondary segments reporting - Secondary segments, narrative (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Gross profit		€ 57,423	€ 52,117	€ 46,404
PROVISIONS		8,441	8,149	9,583	€ 10,852
Net loan-loss provisions		(12,932)	(10,836)	(7,436)
Tax on profit	€ (267)	(4,276)	(4,486)	(4,894)
Profit/(loss) attributable to non-controlling interests		1,107	1,159	1,529
Adjustments
Disclosure of operating segments [line items]
Gross profit		224	37	0
Net loan-loss provisions		474	327	0
Tax on profit		(213)	0	(182)
Profit/(loss) attributable to non-controlling interests		26	€ 0	1
Adjustments | Spain
Disclosure of operating segments [line items]
Gross profit		224
Adjustments | Brazil
Disclosure of operating segments [line items]
PROVISIONS		235
Net loan-loss provisions		474
Tax on profit		213
Profit/(loss) attributable to non-controlling interests		€ (26)
Adjustments | United Kingdom and Portugal
Disclosure of operating segments [line items]
Restructuring expense, net of tax				€ (530)